May 29, 2020
PFI Prospectus [Member] | International Emerging Markets Account
Principal Variable Contracts Funds, Inc.
Supplement dated May 29, 2020
to the Statutory Prospectus dated May 1, 2020
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR INTERNATIONAL EMERGING MARKETS ACCOUNT
Under Principal Risks, add the following below Emerging Markets Risk:

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China Investment Risk. The Account invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations relative to investments in more developed countries, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Account. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities.